Note 8 - Modification of Co-Development Agreement	9 Months Ended
Sep. 30, 2014
Modification Of Co Development Agreement [Abstract]
Modification Of Co Development Agreement [Text Block]
8.	Modification of Co-Development Agreement

In February 2014, the Company and Siemens Medical Solutions USA, Inc. (“Siemens Medical”) entered into a Development Agreement (the “New Siemens Agreement”), which replaced and supersedes the Company’s Cooperation and Development Agreement with Siemens Aktiengesellschaft, Healthcare Sector (“Siemens AG”) entered into in 2009 (the “Original Siemens Agreement”). References below to “Siemens” will mean Siemens Medical or Siemens AG, as applicable.

Under the New Siemens Agreement, the Company, with cooperation, assistance and technical support from Siemens, will develop the commercial version of the research software platform created by Siemens under the Original Siemens Agreement. In addition, Siemens will develop certain software features (the “Host Features”) for a planned software release for certain Siemens MAGNETOM MRI systems. The Host Features will enable the connection of the Company’s software and catheters to those MAGNETOM MRI systems, and the Company will pay Siemens to perform development work for the Host Features. The Host Features, which will be owned by Siemens, will run within the MRI scanner system. The Host Features will then connect to the Company’s software, which will operate on a separate computer workstation, and enable the performance of MRI-guided cardiac ablation procedures.